Consolidated Statements of Operations and Comprehensive Loss		12 Months Ended
		Mar. 31, 2026 HKD ($) $ / shares shares	Mar. 31, 2026 USD ($) $ / shares shares	Mar. 31, 2025 HKD ($) $ / shares shares	Mar. 31, 2024 HKD ($) $ / shares shares
Income Statement [Abstract]
Revenues, net		$ 9,493,976	$ 1,217,176	$ 12,202,026	$ 9,903,795
Cost of revenue		(7,867,614)	(1,008,668)	(7,688,379)	(6,781,686)
Gross profit		1,626,362	208,508	4,513,647	3,122,109
Operating cost and expenses:
Sale and marketing		12,773,539	1,637,633	17,812,475	2,150,079
General and administrative		18,761,306	2,405,296	15,245,266	7,062,709
Total operating cost and expenses		31,534,845	4,042,929	33,057,741	9,212,788
Loss from operations		(29,908,483)	(3,834,421)	(28,544,094)	(6,090,679)
Other income (expense):
Interest income		129,543	16,608	136,059	179,516
Interest income on promissory notes		2,305,589	295,588	1,338,139
Refund of government grants				(750,000)
Foreign exchange gain, net		136,435	17,492	7,878	61,407
Sundry income		17,300	2,218	40,091	9,500
Total other incomes, net		2,588,867	331,906	772,167	250,423
Loss before income taxes		(27,319,616)	(3,502,515)	(27,771,927)	(5,840,256)
Income tax expense				(1,172)
NET LOSS		(27,319,616)	(3,502,515)	(27,773,099)	(5,840,256)
Other comprehensive loss:
Foreign currency translation adjustment		(53,025)	(6,798)	(16,180)	(1,440)
COMPREHENSIVE LOSS		$ (27,372,641)	$ (3,509,313)	$ (27,789,279)	$ (5,841,696)
Loss per share:-
- Basic | (per share)		$ (0.53)	$ (0.07)	$ (2.04)	$ (0.72)
- Diluted | (per share)		$ (0.53)	$ (0.07)	$ (2.04)	$ (0.72)
Weighted average number of ordinary shares
Basic	[1],[2]	51,608,407	51,608,407	13,634,620	8,138,580
Diluted	[1],[2]	51,608,407	51,608,407	13,634,620	8,138,580

[1]	The share amounts and are presented on a retroactive basis, giving effect to the Share Redesignation (see Note 1).
[2]	The share amounts are presented on a retroactive basis, giving effect to the Share Redesignation (see Note 1).